SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Short-term Debt [Line Items]
Allowance for doubtful accounts	$ 10,000		$ 0	$ 0
Inventory finished goods	4,532,972		1,591,826	663,750
Inventory component and replacement parts	2,441,085		1,777,028	255,894
Inventory capitalized duty and freight	1,945,664		347,362
Inventory reserve	$ 250,000		$ 23,000
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Amortization of Intangible Assets	$ 4,348	$ 1,299	$ 2,730	0
Finite-Lived Intangible Asset, Expected Amortization, Year Five			$ 5,800
Impairment of long-lived assets	$ 0	$ 0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	6,921,299	6,921,299	8,137,859
Inventory reserve			$ 23,000
Goodwill impairment charges	$ 0	$ 0
Warrants [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,272,401	16,200,000	24,503,107	13,000,000
Make-Whole Provisions [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	642,303	0	21,786	0
Note Payable [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,400,000	0	0	7,465,811